Consolidated statements of changes in equity - USD ($) shares in Thousands, $ in Thousands	Share capital [Member]	Equity reserve [Member]	Foreign currency translation reserve [Member]	Changes in fair value of available-for-sale investment [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2016	$ 202,191	$ 34,400	$ 6,454	$ 237	$ (156,138)	$ 87,144
Balance, shares at Dec. 31, 2016	39,540
Net loss for the year					(3,466)	(3,466)
Other comprehensive income (loss) for the year			(170)	(237)	(394)	(801)
Share-based payments		1,956				1,956
Proceeds from exercise of options and warrants	$ 4,821	(1,596)				3,225
Proceeds from exercise of options and warrants, shares	1,957
Balance at Dec. 31, 2017	$ 207,012	34,760	6,284		(159,998)	88,058
Balance, shares at Dec. 31, 2017	41,497
Net loss for the year					(10,678)	(10,678)
Other comprehensive income (loss) for the year			257		551	808
Share-based payments		2,149				2,149
Proceeds from exercise of options and warrants	$ 5,931	(2,072)				3,859
Proceeds from exercise of options and warrants, shares	1,905
Balance at Dec. 31, 2018	$ 212,943	$ 34,837	$ 6,541		$ (170,125)	$ 84,196
Balance, shares at Dec. 31, 2018	43,402